CONSOLIDATED BALANCE SHEETS (UNAUDITED) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 37,962	$ 31,526
Accounts receivable, trade	314	215
Due from related parties	121	0
Inventories	2,127	3,206
Prepaid expenses and other assets	1,681	1,965
Total current assets	42,205	36,912
FIXED ASSETS:
Vessels	221,667	280,812
Accumulated depreciation	(15,317)	(19,867)
Vessels' net book value	206,350	260,945
Property and equipment, net	359	0
Total fixed assets	206,709	260,945
OTHER NON-CURRENT ASSETS:
Compensating cash balance	9,270	9,270
Prepaid charter revenue	28,747	29,918
Total Assets	286,931	337,045
CURRENT LIABILITIES:
Accounts payable, trade and other	2,188	2,672
Due to related parties	169	657
Accrued liabilities	1,623	1,517
Deferred revenue, current	1,334	1,264
Total current liabilities	5,314	6,110
Long-term debt, net of unamortized deferred financing costs	92,003	91,906
Deferred revenue, non-current	221	271
Other liabilities, non-current	70	0
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 33,478,458 and 32,191,964 issued and outstanding as at June 30, 2013 and December 31, 2012, respectively	334	322
Additional paid-in capital	270,381	263,537
Accumulated deficit	(81,392)	(25,101)
Total stockholders' equity	189,323	238,758
Total liabilities and stockholders' equity	$ 286,931	$ 337,045